SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Receivables from Customers (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Balance at the beginning of the year	$ 518,741	$ 91,788
Additional	302,634	426,953	$ 91,788
Write-off	124,867
Balance at the end of the year	$ 696,508	$ 518,741	$ 91,788